SEGMENTED INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENTED INFORMATION [Text Block]

19. SEGMENTED INFORMATION

The Company reports its financial results for the following three operating segments, which are also its reportable segments: commercial and wholesale (primarily FGH and Cosechemos subsidiaries), house of brands (primarily JustCBD, Vessel and Kasa Wholefoods Company subsidiaries), and pharmaceuticals (primarily Grupo Farmaceutico Cronomed and Breeze Laboratory subsidiaries). These segments reflect how the Company's operations are managed, how the Company Chief Executive Officer, who is the chief operating decision maker, allocates resources and evaluates performance, and how the Company's internal management financial reporting is structured.

The Company's operates its manufacturing and distribution business in its United States, Germany, and Colombia subsidiaries. The Company also was engaged in the growth, cultivation, and development of medicinal cannabis and medicinal cannabis derivative products through its Colombia Cosechemos subsidiary. Management has defined the reportable segments of the Company based on this internal business unit reporting, which is by major product line, and aggregates similar businesses into the house of brands segment below. The Corporate segment reflects balances and expenses that do not directly influence business unit operations.

Information regarding the Company's segments is summarized as follows:

	For the three months ended	For the three months ended	For the six months ended	For the six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Net Sales
Commercial & Wholesale	$10,797	$-	$18,755	$-
House of Brands	13,000	10,810	26,765	15,793
Pharmaceuticals	-	-	-	-
Eliminations	(2,337)	(1,867)	(4,741)	(2,649)
	$21,460	$8,943	$40,779	$13,144

Net Loss
Commercial & Wholesale	$(6,710)	$-	$(6,737)	$-
House of Brands	(28,763)	(17,354)	(29,118)	(18,016)
Pharmaceuticals	(36)	-	(81)	-
Corp & Eliminations	(1,482)	(5,698)	(4,242)	(11,291)
	$(36,991)	$(23,052)	$(40,178)	$(29,307)

As at	June 30, 2023	December 31, 2022
Assets
Commercial & Wholesale	$11,129	$22,225
House of Brands	16,317	48,950
Pharmaceuticals	1,159	3,313
Corp & Eliminations	1,874	6,499
	$30,479	$80,987

Disaggregation of net sales by geographic area:

	For the three months ended	For the three months ended	For the six months ended	For the six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Net Sales
United States	$10,352	$8,679	$21,351	$12,745
Germany	10,797	-	18,755	-
United Kingdom	311	264	673	399
	$21,460	$8,943	$40,779	$13,144

23. SEGMENTED INFORMATION

Prior to the fourth quarter of the year ended December 31, 2022, the Company had the following four operating segments, which were also its reportable segments: cannabis growth and derivative production, consumer products, pharmaceuticals and nutraceuticals, and beverage and food. Following the acquisition of FGH in December 2022 (Note 9), the Company changed the structure of its internal management financial reporting. Accordingly, in the fourth quarter of the year ended December 31, 2022, the Company began reporting its financial results for the following three operating segments, which are also its reportable segments: commercial and wholesale (primarily FGH and Cosechemos subsidiaries), house of brands (primarily JustCBD, Vessel and Kasa Wholefoods Company subsidiaries), and pharmaceuticals (primarily Grupo Farmaceutico Cronomed and Breeze Laboratory subsidiaries). These segments reflect how the Company's operations are managed, how the Company Chief Executive Officer, who is the chief operating decision maker, allocates resources and evaluates performance, and how the Company's internal management financial reporting is structured.

The Company's operates its manufacturing and distribution business its United States, Germany, and Colombia subsidiaries. The Company also is engaged in the growth, cultivation, and development of medicinal cannabis and medicinal cannabis derivative products through its Colombia Cosechemos subsidiary. Management has defined the reportable segments of the Company based on this internal business unit reporting, which is by major product line, and aggregates similar businesses into the house of brands segment below. The Corporate segment reflects balances and expenses that do not directly influence business unit operations and includes the Company's long-term investments.

The following tables show information regarding the Company's segments for the years ended December 31, 2022 and 2021. The 2021 amounts were revised to conform to the Company's current 2022 reportable segments determination.

In 2022, the Company did not have sales to a single customer exceeding 10% of its consolidated revenue. In 2021, the Company had sales to a single customer exceeding 10% of its consolidated revenue. Sales to this customer were $1.3 million and were part of the house of brands reportable segment.

	December 31, 2022	December 31, 2021
Net Sales
Commercial & Wholesale	$201	$3
House of Brands	40,531	6,254
Pharmaceuticals	2,543	3,190
Eliminations	(6,104)	(467)
	$37,171	$8,980

Gross Profit
Commercial & Wholesale	$(150)	$(14)
House of Brands	13,592	1,256
Pharmaceuticals	972	1,650
Corp & Eliminations	-	(467)
	$14,414	$2,425

Net Income (Loss)
Commercial & Wholesale	$(1,643)	$(1,076)
House of Brands	(31,764)	(1,197)
Pharmaceuticals	(1,229)	311
Corp & Eliminations	(17,993)	(19,399)
	$(52,629)	$(21,361)

Other significant items:

	Commercial & Wholesale	House of Brands	Pharmaceuticals	Corporate & Eliminations	Consolidated
2022
Stock based compensation	$-	$-	$-	$3,404	$3,404
Interest income	(19)	(20)	(9)	(8)	(56)
Income taxes	(12)	(1,393)	(133)	-	(1,538)
Depreciation and amortization	165	2,099	174	191	2,629
Unrealized loss from changes in fair value	-	-	-	593	593
Total assets	22,225	48,950	3,313	6,499	80,987

2021
Stock based compensation	$-	$-	$-	$1,340	$1,340
Interest expense	2	8	14	8	32
Income taxes	-	(127)	29	-	(98)
Depreciation and amortization	168	208	58	67	501
Unrealized loss from changes in fair value	-	-	-	2,345	2,345
Total assets	3,040	36,912	4,602	40,925	85,479

Disaggregation of net sales and net loss before income taxes by geographic area:

	December 31, 2022	December 31, 2021
Net Sales
United States	$32,504	$1,681
Germany	87	-
Colombia	3,578	6,919
United Kingdom	1,002	-
Canada	-	380
	$37,171	$8,980

	December 31, 2022	December 31, 2021
Net Loss Before Income Taxes
United States	$(27,867)	$(750)
Germany	(121)	-
Colombia	(6,059)	(3,312)
United Kingdom	(3,120)	-
Canada	(17,000)	(17,397)
	$(54,167)	$(21,459)

Disaggregation of property, plant and equipment and other long-lived assets by geographic area:

	December 31, 2022	December 31, 2021
Property, Plant and Equipment
United States	$759	$117
Germany	459	-
Colombia	3,592	3,633
	$4,810	$3,750

	December 31, 2022	December 31, 2021
Other Long-lived Assets
United States	$33,332	$29,533
Germany	9,969	-
Colombia	800	409
United Kingdom	191	-
Canada	730	3,844
	$45,022	$33,786

	December 31, 2022	December 31, 2021
Total Assets
United States	$45,341	$31,847
Germany	19,382	-
Colombia	8,122	12,439
United Kingdom	559	-
Canada	7,583	41,193
	$80,987	$85,479